Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	$ 943
Share of other comprehensive loss		$ (1)
Ending balance	1,071	943
Investments in associates and joint ventures [member]
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	943	1,012
Contributions	48	47
Changes in foreign exchange rates	83	(63)
Share of income (loss)	(3)	6
Share of other comprehensive loss		(1)
Acquisition of AQM Copper Inc.		(58)
Ending balance	1,071	943
Investments in associates and joint ventures [member] | Nueva Union [member]
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	929	946
Contributions	48	43
Changes in foreign exchange rates	83	(64)
Share of income (loss)	(2)	4
Ending balance	1,058	929
Investments in associates and joint ventures [member] | Others [member]
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	14	66
Contributions		4
Changes in foreign exchange rates		1
Share of income (loss)	(1)	2
Share of other comprehensive loss		(1)
Acquisition of AQM Copper Inc.		(58)
Ending balance	$ 13	$ 14